Prepaid expenses and other current assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Prepaid expenses and other current assets
Withholding tax receivables	$ 1,627,809	$ 1,454,429
Other assets	60,468	60,468
Refundable deposits	197,670	150,901
Prepaid expenses	155,609	140,769
Total	$ 2,041,556	$ 1,806,567